Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2013
Offsetting of financial assets and financial liabilities
Note 20 Offsetting of financial assets and financial liabilities

The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:

– are offset in the Group’s consolidated balance sheets; or

– are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Group’s consolidated balance sheets.

Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.

Derivatives

The Group transacts bilateral OTC derivatives (OTC derivatives) mainly under International Swaps and Derivatives Association (ISDA) Master Agreements and Swiss Master Agreements for OTC derivative instruments. These agreements provide for the net settlement of all transactions under the agreement through a single payment in the event of default or termination under the agreement. They allow the Group to offset balances from derivative assets and liabilities as well as the receivables and payables to related cash collateral transacted with the same counterparty. Collateral for OTC derivatives is received and provided in the form of cash and marketable securities. Such collateral may be subject to the standard industry terms of an ISDA Credit Support Annex. The terms of an ISDA Credit Support Annex provide that securities received or provided as collateral may be pledged or sold during the term of the transactions and must be returned upon maturity of the transaction. These terms also give each counterparty the right to terminate the related transactions upon the other counterparty’s failure to post collateral. Financial collateral received or pledged for OTC derivatives may also be subject to collateral agreements which restrict the use of financial collateral.

For derivatives transacted with exchanges (exchange-traded derivatives) and central clearing counterparties (OTC-cleared derivatives), positive and negative replacement values and related cash collateral may be offset if the terms of the rules and regulations governing these exchanges and central clearing counterparties permit such netting and offset.

Where no such agreements exist, fair values are recorded on a gross basis.

Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value. There is an exception for certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value. However, these bifurcated embedded derivatives are generally not subject to enforceable master netting agreements and are not recorded as derivative instruments under trading assets and liabilities or other assets and other liabilities. Information on bifurcated embedded derivatives has therefore not been included in the offsetting disclosures.

The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of derivatives

	2Q13		4Q12
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.5
OTC	254.2	244.9	337.6	327.9
Exchange-traded	0.3	0.1	0.3	0.2
Interest rate products	540.2	530.0	703.2	693.6
OTC	65.4	75.7	60.5	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.5	75.8	60.5	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.7	7.2	5.8	5.6
Exchange-traded	1.3	1.6	1.5	1.7
Other products	8.0	8.8	7.3	7.3
OTC-cleared	289.2	288.3	368.3	368.2
OTC	367.9	370.4	443.7	448.7
Exchange-traded	17.7	18.7	15.5	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.9
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.9)	(347.3)	(418.7)	(421.8)
Exchange-traded	(16.9)	(16.9)	(14.3)	(14.2)
Offsetting	(646.9)	(650.3)	(800.2)	(803.5)
of which counterparty netting	(618.8)	(618.8)	(766.8)	(766.8)
of which cash collateral netting	(28.1)	(31.5)	(33.4)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.7
OTC	24.0	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.2	1.8
Total net derivatives subject to enforceable master netting agreements	27.9	27.1	27.3	29.4
Total derivatives not subject to enforceable master netting agreements [1]	13.7	14.4	9.8	11.3
Total net derivatives presented in the consolidated balance sheets	41.6	41.5	37.1	40.7
of which recorded in trading assets and trading liabilities	39.2	40.7	33.2	39.5
of which recorded in other assets and other liabilities	2.4	0.8	3.9	1.2
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Reverse repurchase and repurchase agreements and securities lending and borrowing transactions

Reverse repurchase and repurchase agreements are generally covered by global master repurchase agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreements are terminated and are settled net in one single payment. Transactions under such agreements are netted in the consolidated balance sheets if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement. The amounts offset are measured on the same basis as the underlying transaction (i.e., on an accrual basis or fair value basis).

Securities lending and borrowing transactions are generally executed under global master securities lending agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreement are terminated and are settled net in one single payment. Transactions under these agreements are netted in the consolidated balance sheets if they meet the same right of offset criteria as for reverse repurchase and repurchase agreements. In general, most securities lending and borrowing transactions do not meet the criterion of having the same settlement date specified at inception of the transaction, and therefore they are not eligible for netting in the consolidated balance sheets. However, securities lending and borrowing transactions with explicit maturity dates may be eligible for netting in the consolidated balance sheets.

Reverse repurchase and repurchase agreements are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time. In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. As is the case in the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged was sold or repledged as of June 30, 2013 and December 31, 2012. In certain circumstances, financial collateral received may be restricted during the term of the agreement (e.g., in tri-party arrangements).

The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of securities purchased under resale agreements and securities borrowing transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.3	–	64.3
Total	214.3	(40.9)	173.4	[2]	226.6	(43.1)	183.5	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of securities sold under repurchase agreements and securities lending transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.7	(43.1)	56.6
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.4	(43.1)	93.3
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.9	(43.1)	162.8
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.1	0.0	30.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.

Amounts not offset in the consolidated balance sheets

	2Q13						4Q12
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	27.9	5.9		0.2		21.8	27.3	5.1		0.0		22.2
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.2	120.3		0.3		23.6	146.5	122.8		0.0		23.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.4	7.9		0.0		21.5
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.6	56.4		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.7	98.7		0.2		23.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of CDS and credit insurance contracts. Therefore the net exposure presented in the table above is not representative for the Group’s counterparty exposure.